Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs
Interest expense (Note 5)	$ 24,146	$ 46,638	$ 46,884
Amortization of deferred financing fees	2,527	3,199	3,261
Write-off of deferred financing fees	0	7,497	0
Commitment fees (Note 5)	0	791	0
Other	385	466	345
Total	$ 27,058	$ 58,591	$ 50,490